Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 026 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributed to:
Net appreciation in fair value of Plan investments (Note 2)	$ 210,506	$ 165,532
Interest and dividends on Plan investments (Note 2)	4,694	6,351
Interest income on notes receivable from participants	3,208	3,165
Contributions:
Employer	42,498	49,652
Employee	62,668	71,778
Rollovers	6,160	9,499
Total contributions (Note 2)	111,326	130,929
Total additions	329,734	305,977
Deductions from net assets attributed to:
Distributions to participants	407,843	202,241
Administrative expenses (Note 5)	1,406	1,761
Total deductions	409,249	204,002
(Decrease)/increase in net assets available for benefits before transfers out to other qualified plans	(79,515)	101,975
Net transfers out to other qualified plans (Note 1)	(47,385)	0
(Decrease)/increase in net assets available for benefits	(126,900)	101,975
Net assets available for benefits:
Beginning of year	1,671,665	1,569,690
End of year	$ 1,544,765	$ 1,671,665